Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			$ 279	$ 197
Explanation of period over which management has projected cash flows, period			5 years
Program and feature film rights
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 53
Corporate, non-segment
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			$ 132
BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 147	$ 163
Cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows, period	5 years	5 years
Discount rate	10.30%	8.50%	10.30%
Perpetuity growth rate		(2.00%)			0.50%
Recoverable amount of asset or cash-generating unit	$ 109	$ 235	$ 109
Indefinite-Lived Intangible Assets | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 94	150
Property, plant and equipment | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets		$ 13